September 30, 2015

Annual Report

QQQ	PowerShares QQQ TrustSM, Series 1

OBJECTIVE:

The PowerShares QQQ TrustSM, Series 1 (the “Trust’’) is a unit investment trust that issues securities called PowerShares QQQ SharesSM. The Trust holds all of the component securities of the NASDAQ-100 Index® (the “Index”). The investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the Index (the component securities of the Index are sometimes referred to herein as “Index Securities”). There can be no assurance that this investment objective will be met fully.

Schedule of Investments

PowerShares QQQ TrustSM, Series 1 (QQQ)

September 30, 2015

Common Stock	Shares	Value
Apple, Inc.	43,964,856	$4,849,323,617
Microsoft Corp.	61,660,008	2,729,071,954
Amazon.com, Inc.*	3,605,814	1,845,780,128
Google, Inc., Class C*	2,651,611	1,613,293,165
Facebook, Inc., Class A*	17,421,431	1,566,186,647
Google, Inc., Class A*	2,234,871	1,426,674,600
Gilead Sciences, Inc.	11,314,515	1,110,972,228
Intel Corp.	36,650,780	1,104,654,509
Cisco Systems, Inc.	39,209,453	1,029,248,141
Comcast Corp., Class A	16,303,941	927,368,164
Amgen, Inc.	5,845,815	808,593,131
Walgreens Boots Alliance, Inc.	8,420,924	699,778,784
Kraft Heinz Co. (The)	9,350,286	659,943,186
Celgene Corp.*	6,094,696	659,263,266
QUALCOMM, Inc.	12,113,153	650,839,711
Starbucks Corp.	11,442,411	650,386,641
Biogen, Inc.*	1,813,091	529,078,085
Mondelez International, Inc., Class A	12,422,359	520,124,171
Costco Wholesale Corp.	3,388,208	489,833,231
Priceline Group, Inc. (The)*	390,913	483,504,653
Express Scripts Holding Co.*	5,209,602	421,769,378
Texas Instruments, Inc.	7,912,960	391,849,779
Regeneron Pharmaceuticals, Inc.*	784,433	364,871,166
Netflix, Inc.*	3,284,350	339,141,981
Adobe Systems, Inc.*	3,836,599	315,445,170
Cognizant Technology Solutions Corp., Class A*	4,699,256	294,220,418
Baidu, Inc. ADR*	2,136,051	293,514,768
Automatic Data Processing, Inc.	3,591,161	288,585,698
Alexion Pharmaceuticals, Inc.*	1,743,648	272,689,111
Twenty-First Century Fox, Inc., Class A	9,412,884	253,959,610
Avago Technologies Ltd.	2,002,478	250,329,775
Tesla Motors, Inc.*	1,001,095	248,671,998
eBay, Inc.*	9,391,992	229,540,284
Broadcom Corp., Class A	4,309,699	221,647,820
Monster Beverage Corp.*	1,584,387	214,114,059
Yahoo!, Inc.*	7,257,715	209,820,541
American Airlines Group, Inc.	5,179,428	201,117,189
Vertex Pharmaceuticals, Inc.*	1,886,247	196,433,763
Illumina, Inc.*	1,115,664	196,156,044
Liberty Global PLC, Series C*	4,715,558	193,432,189
O’Reilly Automotive, Inc.*	766,386	191,596,500
Intuit, Inc.	2,125,366	188,626,232
Activision Blizzard, Inc.	5,620,430	173,615,083
NXP Semiconductors NV*	1,940,928	168,996,601
Twenty-First Century Fox, Inc., Class B	6,156,154	166,647,089
JD.com, Inc. ADR*	6,249,280	162,856,237
Electronic Arts, Inc.*	2,403,452	162,833,873
Comcast Corp., Class A	2,838,708	162,487,646
Cerner Corp.*	2,660,340	159,513,986
Fiserv, Inc.*	1,808,586	156,641,633
Ross Stores, Inc.	3,171,460	153,720,666
Sirius XM Holdings, Inc.*	41,039,322	153,487,064
Mylan NV*	3,789,714	152,573,886
Charter Communications, Inc., Class A*	863,790	151,897,471
PACCAR, Inc.	2,736,690	142,773,117
Western Digital Corp.	1,776,331	141,111,735
Marriott International, Inc., Class A	2,049,889	139,802,430
Analog Devices, Inc.	2,418,316	136,417,206
Applied Materials, Inc.	9,256,131	135,972,564

Common Stock	Shares	Value
Paychex, Inc.	2,784,747	$132,637,500
Intuitive Surgical, Inc.*	285,484	131,202,737
BioMarin Pharmaceutical, Inc.*	1,241,983	130,805,650
Micron Technology, Inc.*	8,352,783	125,124,689
Skyworks Solutions, Inc.	1,470,491	123,830,047
Dollar Tree, Inc.*	1,809,351	120,611,338
Altera Corp.	2,331,952	116,784,156
Viacom, Inc., Class B	2,678,801	115,590,263
Check Point Software Technologies Ltd.*	1,394,344	110,613,309
Seagate Technology PLC	2,328,521	104,317,741
SBA Communications Corp., Class A*	984,633	103,130,460
Symantec Corp.	5,274,689	102,698,195
NVIDIA Corp.	4,155,453	102,431,916
DISH Network Corp., Class A*	1,732,496	101,073,817
Vodafone Group PLC ADR	3,073,459	97,551,589
Verisk Analytics, Inc.*	1,298,961	96,006,207
Akamai Technologies, Inc.*	1,376,879	95,087,264
CA, Inc.	3,402,343	92,883,964
Stericycle, Inc.*	654,120	91,125,457
Tractor Supply Co.	1,047,122	88,293,327
Whole Foods Market, Inc.	2,758,981	87,321,749
Liberty Interactive Corp. QVC Group, Class A*	3,328,427	87,304,640
Citrix Systems, Inc.*	1,239,042	85,840,830
SanDisk Corp.	1,576,199	85,634,892
Henry Schein, Inc.*	642,970	85,334,978
Xilinx, Inc.	1,994,193	84,553,783
Liberty Global PLC, Class A*	1,946,710	83,591,727
Fastenal Co.	2,237,065	81,898,950
Lam Research Corp.	1,219,554	79,673,463
Autodesk, Inc.*	1,743,997	76,980,028
Linear Technology Corp.	1,848,452	74,585,038
Bed Bath & Beyond, Inc.*	1,307,544	74,556,159
CH Robinson Worldwide, Inc.	1,093,300	74,103,874
Expeditors International of Washington, Inc.	1,458,356	68,615,650
NetApp, Inc.	2,313,598	68,482,501
TripAdvisor, Inc.*	1,012,280	63,793,886
Keurig Green Mountain, Inc.	1,187,811	61,932,466
KLA-Tencor Corp.	1,214,541	60,727,050
Liberty Media Corp., Class C*	1,723,638	59,396,565
Staples, Inc.	4,961,583	58,199,369
VimpelCom Ltd. ADR	13,543,534	55,731,642
Mattel, Inc.	2,610,545	54,978,078
Garmin Ltd.	1,472,033	52,816,544
Discovery Communications, Inc., Class C*	2,114,615	51,363,998
Liberty Ventures, Series A*	1,038,474	41,902,426
Wynn Resorts Ltd.	782,877	41,586,426
Discovery Communications, Inc., Class A*	1,151,134	29,964,018
Liberty Media Corp., Class A*	786,912	28,108,497
Liberty Global PLC LiLAC, Class C*	237,393	8,128,336
Liberty Global PLC LiLAC, Class A*	97,409	3,281,709

Total Investments (Cost $41,670,900,286)		$36,804,988,670

*	Non-income producing security for the year ended September 30, 2015.

ADR - American Depositary Receipts

See accompanying notes to financial statements which are an integral part of these financial statements.

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Schedule of Investments (continued)

PowerShares QQQ TrustSM, Series 1 (QQQ)

September 30, 2015

The securities of the PowerShares QQQ TrustSM, Series 1 (the “Trust”) investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Internet	$8,378,707,511	22.77%
Computers	5,543,090,904	15.06
Software	4,479,790,826	12.17
Biotechnology	4,268,862,444	11.60
Semiconductors	3,828,418,107	10.40
Retail	2,614,280,655	7.11
Media	2,489,778,163	6.76
Food	1,267,389,106	3.44
Telecommunications	1,182,531,372	3.21
Pharmaceuticals	574,343,264	1.56
Auto Manufacturers	391,445,115	1.07
Commercial Services	384,591,905	1.04
Beverages	276,046,525	0.75
Healthcare—Products	216,537,715	0.59
Airlines	201,117,189	0.55
Lodging	181,388,856	0.49
Transportation	142,719,524	0.39
Engineering & Construction	103,130,460	0.28
Environmental Control	91,125,457	0.25
Distribution / Wholesale	81,898,950	0.22
Toys / Games / Hobbies	54,978,078	0.15
Electronics	52,816,544	0.14

Total	$36,804,988,670	100.00%

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

As of September 30, 2015, all of the securities in the Trust were valued based on Level 1 inputs (see Industry Classification section of the Schedule of Investments for security categories).

See accompanying notes to financial statements which are an integral part of these financial statements.

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PowerShares QQQ TrustSM, Series 1 (QQQ)

Statement of Assets and Liabilities

September 30, 2015

Assets:
Investments in securities, at value (cost $41,670,900,286)	$36,804,988,670
Cash	131,426,648
Receivable for securities sold	472,618,197
Receivable from shares created	459,431,633
Dividend receivable	9,367,045

Total assets	$37,877,832,193

Liabilities:
Payable for shares redeemed	$472,842,436
Payable for securities purchased	459,221,285
Distribution payable	95,934,379
Payable to Sponsor	14,151,279
Payable to Licensor	8,361,185
Payable to Trustee	3,673,113
Payable for professional fees	86,944
Payable for compliance services	9,585
Accrued expenses	438,864

Total liabilities	1,054,719,070

Net Assets	$36,823,113,123

Net assets presented by:
Paid-in capital	$48,044,549,465
Undistributed net investment income	11,928,461
Accumulated net realized gain (loss) on investments transactions	(6,367,453,187)
Net unrealized appreciation (depreciation) of investments	(4,865,911,616)

Net Assets	$36,823,113,123

Shares outstanding (unlimited shares authorized, no par value)	361,450,000

Net asset value per share:	$101.88

See accompanying notes to financial statements which are an integral part of these financial statements.

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PowerShares QQQ TrustSM, Series 1 (QQQ)

Statements of Operations

	Year Ended September 30,
	2015	2014	2013
Investment income:
Dividend income*	$512,916,986	$769,959,106	$554,152,705

Expenses:
Trustee fees	22,859,000	24,802,194	19,782,803
Marketing expenses	19,390,239	24,028,070	16,963,472
Licensing fees	34,109,036	37,223,496	29,193,493
Professional fees	118,835	138,439	231,114
Other fees and expenses	1,005,277	616,570	585,814

Total expenses	77,482,387	86,808,769	66,756,696

Net investment income	435,434,599	683,150,337	487,396,009

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(220,983,369)	(392,168,338)	(1,556,905,692)
Net realized gain on in-kind redemptions	6,807,071,254	8,959,055,466	4,099,118,959
Net change in unrealized appreciation (depreciation) on investments	(5,787,099,822)	792,269,664	2,079,074,165

Net realized and unrealized gain on investments	798,988,063	9,359,156,792	4,621,287,432

Net increase in net assets resulting from operations	$1,234,422,662	$10,042,307,129	$5,108,683,441

*	Net of foreign taxes withheld $80,353, $1,203,461 and $0 for the years ended September 30, 2015, 2014 and 2013, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

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PowerShares QQQ TrustSM, Series 1 (QQQ)

Statements of Changes in Net Assets

	Year Ended September 30,
	2015	2014	2013
Operations:
Net investment income	$435,434,599	$683,150,337	$487,396,009
Net realized gain on investment transactions	6,586,087,885	8,566,887,128	2,542,213,267
Net change in unrealized appreciation (depreciation) of investments	(5,787,099,822)	792,269,664	2,079,074,165

Net increase in net assets resulting from operations	1,234,422,662	10,042,307,129	5,108,683,441

Distributions to Shareholders from:
Net investment income	(429,531,545)	(665,867,146)	(471,616,338)

Shareholder transactions:
Proceeds from subscriptions of shares	86,225,545,103	63,740,600,578	58,809,719,118
Less redemptions of shares	(92,265,126,607)	(69,310,164,621)	(59,824,990,351)

Increase (decrease) in net assets due to shareholder transactions	(6,039,581,504)	(5,569,564,043)	(1,015,271,233)

Total increase (decrease) in Net Assets	(5,234,690,387)	3,806,875,940	3,621,795,870

Net Assets:
Beginning of year	42,057,803,510	38,250,927,570	34,629,131,700

End of year(a)	$36,823,113,123	$42,057,803,510	$38,250,927,570

(a)	Includes undistributed net investment income of $11,928,461, $10,684,900 and $7,034,013 at September 30, 2015, 2014 and 2013, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

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Financial Highlights

PowerShares QQQ TrustSM, Series 1 (QQQ)

	Year Ended September 30,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$98.77	$78.80	$68.61	$52.47	$49.05
Investment operations:
Net investment income(a)	1.16	1.41	1.02	0.63	0.39
Net realized and unrealized gain on investments	3.10	19.90	10.16	16.13	3.44
Total from investment operations	4.26	21.31	11.18	16.76	3.83
Less distributions from:
Net investment income	(1.15)	(1.34)	(0.99)	(0.62)	(0.41)
Net Asset Value, end of year	$101.88	$98.77	$78.80	$68.61	$52.47
Total investment return(b)	4.27%	27.20%	16.48%	32.04%	7.78%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$36,823,113	$42,057,804	$38,250,928	$34,629,132	$21,466,322
Ratio to average net assets:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.10%	1.57%	1.46%	1.00%	0.70%
Portfolio turnover rate(c)	11.43%	5.19%	14.73%	9.12%	28.68%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the Trust outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(a)	Calculated using average shares outstanding method.
(b)	Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Trust in the secondary market. Currently, the Trust does not have a dividend reinvestment program. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c)	Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Trust shares.

See accompanying notes to financial statements which are an integral part of these financial statements.

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Notes to Financial Statements

PowerShares QQQ TrustSM, Series 1

September 30, 2015

1. Organization

The PowerShares QQQ TrustSM, Series 1 is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities held by the Trust, which consists of substantially all of the securities, in substantially the same weighting, as the component securities of the NASDAQ – 100 Index® (the “Index”).

Invesco PowerShares Capital Management, LLC is the Sponsor of the Trust and The Bank of New York Mellon is the Trustee.

The Trustee has entered into an Agency Agreement with the Sponsor, dated November 16, 2012 (the “Agency Agreement”). Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Trust for the purposes of determining the net asset value of the Trust, and (b) relating to rebalancing and adjustments of the Trust’s portfolio.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from those estimates. In addition, the Trust monitors for material events and transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of significant accounting policies followed by the Trust.

A. Security Valuation

Portfolio securities are valued at the NASDAQ last trade or official closing price of The NASDAQ Stock Market, Inc. (the “NASDAQ Stock Market”), which is deemed to be the principal market on which the securities are traded. If there is no NASDAQ last trade or official closing price on the day of valuation, a security is valued at the closing bid price of the NASDAQ Stock Market. If a security is not quoted on the NASDAQ Stock Market, the principal market of the security is other than the NASDAQ Stock Market, or the Sponsor deems the last trade or official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Standard Terms and Conditions of Trust Indenture and Agreement (the “Trust Agreement”) and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the NASDAQ Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement.

GAAP defines fair value as the price the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. GAAP establishes three tiers of inputs (“Levels”) that may be used to measure fair value. The Levels are summarized at the end of the Schedule of Investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Trust does not utilize an investing strategy that seeks returns in excess of its Index. Therefore, the Trust would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that the Trust holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Trust holds participate or factors relating to specific companies in which the Trust invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Trust holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Trust holds. In addition, securities of an issuer in the Trust’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

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C. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identification cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Trust may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate Actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

D. Distributions to Shareholders

The Trust declares and distributes dividends, if any, from net investment income quarterly. The Trust will declare and distribute net realized capital gains, if any, at least annually.

E. Federal Taxes

The Trust intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Trust’s taxable earnings to its shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, the expiration of capital loss carryforwards and return of capital adjustments on investments, if any.

The Trust files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

3. Federal Tax Information

At September 30, 2015, permanent differences primarily due to the tax treatment of in-kind transactions, return of capital distributions received and capital loss carryforward expirations were reclassified within the components of net assets of the Trust. These differences resulted in a net decrease in undistributed net investment income in the amount of $4,659,493, a net decrease in accumulated net realized gain (loss) on investment transactions in the amount of $5,006,404,430 and a net increase in paid in capital in the amount of $5,011,063,923. This reclassification had no effect on net assets of the Trust.

The tax character of distributions paid during the years ended September 30, 2015, 2014 and 2013 was $429,531,545, $665,867,146 and $471,616,338 of ordinary income, respectively.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire within eight tax years. Capital losses with an expiration date may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust has capital loss carryforwards as of September 30, 2015, which expire as follows:

2016	2017	2018	2019	Short-Term Loss Carryforward No Expiration	Long-Term Loss Carryforward No Expiration	Total
$1,887,411,542	$610,749,524	$1,571,731,420	$145,185,141	$33,483,119	$1,924,678,962	$6,173,239,708

In addition, during the year ended September 30, 2015, the Trust had a capital loss carryforward of $1,409,611,688 that expired.

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At of September 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(6,173,239,708)
Undistributed ordinary income	102,568,067
Net unrealized appreciation (depreciation)	(5,054,830,322)
Other Temporary Differences	(95,934,379)

Total accumulated deficit	$(11,221,436,342)

4. Transactions with the Trustee, Licensor and Sponsor

The Trust pays the expenses of its operations, including Trustee fees, reimbursement to the Sponsor for expenses relating to the marketing of the Trust and fees to The NASDAQ OMX Group, Inc. (the “Licensor”) for a license to use the Index as a basis for determining the composition and weighting of securities held by the Trust.

The Sponsor entered into a license agreement with the Licensor (the “License Agreement”). Under the License Agreement, the license fee payable by the Trust is at an annual rate equal to the sum of (i) the product of (A) that portion of the average net assets of the Trust and the PowerShares EQQQ Fund, on an aggregate basis, up to and including $25,000,000,000 and (B) 0.09%, and (ii) the product of (A) an amount equal to that portion of the average net assets of the Trust and the PowerShares EQQQ Fund, on an aggregate basis, in excess of $25,000,000,000 and (B) 0.08%, with such sum multiplied by the percentage of the aggregate average net assets attributable to the Trust. License fees of $8,361,185 were payable to the Licensor at September 30, 2015. The license fee, under no circumstances, will exceed 0.09% of the aggregate average net assets, but may be lower in the future based on the aggregate average net assets. The License Agreement may be amended by the parties thereto without the consent of any of the beneficial owners of Trust shares and the License Agreement has no express termination date.

The Sponsor, until otherwise determined, has agreed to reimburse the Trust for ordinary operating expenses of the Trust, to the extent that such expenses exceed 0.20% per annum of the daily net asset value.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the fiscal year expenses fall below the applicable per annum level on any given day. For the years ended September 30, 2015, 2014 and 2013, ordinary operating expenses incurred by the Trust did not exceed the 0.20% per annum level and, accordingly, no expenses of the Trust were assumed by the Sponsor.

In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the compositions and/or weighting structure of the respective index.

For these services, the Trustee receives a fee at the following annual rates:

Net Assets of the Trust	Fee as a Percentage of Net Assets of the Trust
$0-$499,999,999*	10/100 of 1% per annum
$500,000,000-$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000-$24,999,999,999*	6/100 of 1% per annum
$25,000,000,000-$49,999,999,999*	5/100 of 1% per annum
$50,000,000,000 and over*	4/100 of 1% per annum

*	The fee indicated applies to that portion of the net assets of the Trust which falls in the size category indicated and is computed each business day on the basis of the net assets of the Trust on such day.

The minimum annual fee, which shall be paid to the Trustee, is $180,000. To the extent that the amount of the Trustee’s compensation is less than such minimum annual fee, the Sponsor has agreed to pay the amount of such shortfall. Trustee fees of $3,673,113 were payable to the Trustee at September 30, 2015.

Marketing expenses paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year remain payable in the amount of $14,151,279 to the Sponsor at September 30, 2015.

In accordance with the terms of the Trust Agreement and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, but will not include affiliates of the Sponsor.

9

ALPS Distributors, Inc. (the “Distributor”) is the distributor for the Trust. The Sponsor, not the Trust, pays the Distributor a flat annual fee of $35,000 for its distribution services.

5. Related Party Transactions

During the fiscal year ended September 30, 2013, the Trust paid $713,699 in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx Group was not utilized for the fiscal years ended September 30, 2015 and 2014. BNY ConvergEx Group is an affiliate of the Trustee.

6. Transactions in Shares of the Trust

Transactions in shares are as follows:

	For the Year September 30, 2015	For the Year September 30, 2014	For the Year September 30, 2013
PowerShares QQQ shares sold	821,400,000	713,900,000	850,700,000
PowerShares QQQ shares redeemed	(885,750,000)	(773,500,000)	(870,000,000)

Net increase (decrease)	(64,350,000)	(59,600,000)	(19,300,000)

PowerShares QQQ shares are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per PowerShares QQQ shares and a balancing cash component to equate the transaction to the net asset value per share of the Trust on the transaction date. The transaction fee charged in connection with creation or redemption of Creation Units through the continuous net settlement system of National Securities Clearing Corporation (the “Clearing Process”) is either, $0, $500 or $1,000 per participating party per day, depending on specific circumstances. The total fee that can be charged in connection with the creation or redemption of Creation Units outside the Clearing Process is $4,000 per participating party per day.

Transaction fees are received by the Trustee from the participating party and used to offset the expense of processing orders. For the years ended September 30, 2015, 2014 and 2013, the Trustee earned $1,244,000, $972,050 and $1,006,900, respectively, in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2015, 2014 and 2013.

7. Investment Transactions

For the year ended September 30, 2015, the Trust had purchases and sales of investment securities of $4,592,901,960 and $4,536,870,844, respectively. This excludes securities received or delivered from processing creations or redemptions of the Trust. For the year ended September 30, 2015, the cost of securities received and the value of securities delivered from in-kind transactions associated with creations and redemptions were $86,102,227,481 and $92,138,501,926 respectively. At September 30, 2015, the cost of investments for federal income tax purposes was $41,859,818,992. Accordingly, gross unrealized depreciation was $5,095,181,845 and gross unrealized appreciation was $40,351,523 resulting in net unrealized depreciation of $5,054,830,322.

8. Representations and Indemnifications

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

9. Subsequent Event

Effective January 2, 2016, Invesco Distributors, Inc., an affiliate of the Sponsor, will replace ALPS Distributors, Inc. as the Trust’s Distributor.

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Report of Independent Registered Public Accounting Firm

To the Sponsor, Trustee and Unitholders of PowerShares QQQ TrustSM, Series 1:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PowerShares QQQ TrustSM, Series 1 (the “Trust” ) at September 30, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion. The statements of operations and of changes in net assets and the financial highlights for the years ended September 30, 2013 and prior were audited by other auditors whose report dated January 16, 2014 expressed an unqualified opinion on those statements and financial highlights.

PricewaterhouseCoopers LLP

Chicago, IL

December 23, 2015

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Supplemental Information

(Unaudited)

Information Regarding Closing Prices vs. Net Asset Value Frequency Distribution

The table that follows presents information about the differences between the daily market prices on secondary market for one share of the Trust and that Trust’s net asset value. Net Asset Value, or “NAV”, is the price at which a Trust issues and redeems shares. The “Closing Market Price” of a share in the Trust is determined and published by the Nasdaq Stock Market, as of the time that the Trust’s NAV is calculated. The Trust’s Closing Market Price may be below, at or above, its NAV. The NAV will fluctuate with the changes in the market value or its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Trust on a given day, generally at the time the NAV is calculated. A premium is the amount that a Trust is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Trust is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Trust for the period October 1, 2010 through September 30, 2015.

Each line in the table shows the number of trading days that the Trust traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future performance.

PowerShares QQQ TrustSM, Series 1

Frequency Distribution of Discounts and Premiums

Closing Price vs. Net Asset Value (NAV)*

Five Year Period Ended 09/30/15

Premium/Discount Range	Number of Trading Days(a)	Percentage of Total Trading Days
Greater than 0.25%	9	0.72%
Between zero and 0.25%	587	46.73%
Closing Price Equal to NAV	4	0.32%
Between zero and -0.25%	652	51.91%
Less than -0.25%	4	0.32%
Total	1,256	100.00%

*	Consolidated closing prices and non-truncated NAVs were used.
(a)	Number of Trading Days refers to the number of days during which there is buy/sell activity for the Trust on the Exchange.

Comparison of Total Returns Based on NAV and Close Price(a)

From Inception to 9/30/2015

	Cumulative Total Return
	1 Year	5 Year	10 Year	Since Inception
PowerShares QQQ TrustSM, Series 1
Return Based on NAV	4.27%	119.83%	179.55%	118.88%
Return Based on Closing Price	4.12%	119.57%	179.43%	118.33%
Index	4.46%	122.26%	185.17%	126.41%

	Annualized Total Return
	1 Year	5 Year	10 Year	Since Inception
PowerShares QQQ TrustSM, Series 1
Return Based on NAV	4.27%	17.06%	10.83%	4.84%
Return Based on Closing Price	4.12%	17.04%	10.82%	4.83%
Index	4.46%	17.32%	11.05%	5.06%

(a)	Cumulative Total Return and Annualized Total Return for the period since inception is calculated from the inception date March 10, 1999.

12

Supplemental Information (continued)

(Unaudited)

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in the Trust at market closing price and net asset value, respectively. Since Trust shares typically do not trade in the secondary market until after several days after Trust inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike a trust, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a trust. Trust expenses negatively impact the performance of a trust. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption or sale of Trust shares. Trust shares may be worth more or less than their original cost when they are redeemed or sold in the market. A Trust’s past performance is no guarantee of future results.

13

Tax Information

(Unaudited)

For the year ended September 30, 2015, the Trust reports, in accordance with Section 854 of the Internal Revenue Code, the following percentages of ordinary income distributions paid as qualified dividend income (QDI) and eligible for corporate dividends received deduction (DRD):

QDI	DRD
100.00%	97.76%

In January 2016, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the distributions received by you in calendar year 2015.

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PowerShares QQQ TrustSM, Series 1

Sponsor

Invesco PowerShares Capital Management, LLC

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

Trustee

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Distributor

Prior to January 2, 2016:

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Effective January 2, 2016:

Invesco Distributors, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1 N. Wacker Drive

Chicago, IL 60606

Legal Counsel

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006

P-QQQ-AR-1